Employee Benefit Plans - Assumptions Used in Determine Benefit Obligation and Net Periodic Pension Expenses (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average:
Discount rate to determine benefit obligations	4.70%	3.70%	4.60%
Rate of return on plan assets to determine net cost	7.60%
Successor [Member]
Weighted Average:
Discount rate to determine benefit obligations	4.70%	3.70%	4.60%
Discount rate to determine net costs	3.70%	4.60%	5.70%
Rate of future compensation increases to determine benefit obligation	4.50%	4.50%	3.00%
Rate of future compensation increases to determine net cost	4.50%	3.20%	3.50%
Rate of return on plan assets to determine net cost	7.60%	7.80%	8.00%